Short-Term and Long-Term Bank Loans (Narrative) (Details) In Thousands, unless otherwise specified				1 Months Ended			12 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Apr. 30, 2014 Shandong SNTON	May 31, 2014 SNTON Group [Member] CNY	Apr. 30, 2014 SNTON Group [Member] CNY	Dec. 31, 2014 Weifang Dongfang State-Owned Assets Management Co Ltd [Member]	Dec. 31, 2014 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2014 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Nov. 20, 2009 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Nov. 20, 2009 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2014 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2014 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	7.20%	7.20%	7.42%
Loans Payable, Noncurrent	$ 1,612	10,000	115,000					$ 1,612	10,000	10,000	$ 1,612	10,000
Debt Instrument, Annual Principal Payment													540	3,350
Remaining principal balance due in 2017													532	3,300
Long-term Debt, Weighted Average Interest Rate							5.90%
Percentage Of Long Term Debt Interest Rate Decreased							10.00%
Additional Interest Rate Above Benchmark Rate				20.00%	20.00%
Accounts Payable, Related Parties, Noncurrent					15,000	105,000